Restricted cash	12 Months Ended
Dec. 31, 2021
Restricted Cash and Cash Equivalents, Current [Abstract]
Restricted cash
5.	Restricted cash
The Group’s restricted cash represents substantially cash balances on deposit required by its commercial banks, the court and the government. As of December 31, 2020 and 2021, the Group’s restricted cash balances were
RMB164,889 and RMB55,670, respectively.
As of December 31, 2021, among the Group’s restricted cash,
 R
MB52,910
had been restricted by the government as part of their ongoing investigations on certain third parties’ activities. The restrictions will be subsequently removed when the investigations are closed.